Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 13:	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related party balances

					Convenience translation (Note 2d)
	December 31				Year ended December 31,
	2019		2020		2020
	Key management personnel	Other related parties	Key management personnel	Other related parties	Key management personnel	Other related parties
	NIS				U.S. Dollars

Other payables	415	108	542	-	169	-

	415	108	542	-	169	-

The other payables include annual gross salaries, compensation, share based payment and accrued vacation.

b.	The directors and senior managers of the Company are entitled, in addition to salary, to non-cash benefits (such as a car, medical insurance, etc.).

Benefits for employment of key management personnel (including directors) employed in the Company:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2018		2019		2020		2020
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars
Short-term employee benefits	8	8,790	4	5,190	4	3,432	1,067

c.	Benefits for employment of key management personnel (including directors) that are not employed in the Company:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2018		2019		2020		2020
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars

Directors’ fees	7	1,027	7	636	5	2,003	623
	7	1,027	7	636	5	2,003	623

d.	Transactions with related parties:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2018		2019		2020		2020
	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties

Research and development expenses	2,107	913	1,326	-	1,328	-	413	-
General and administrative expenses	2,254	3,517	2,560	1,304	2,280	(177)	709	(55)
	4,361	4,430	3,886	1,304	3,609	(177)	1,122	(55)

The transactions with related parties include annual gross salaries, compensation and share based payment.